CRYPTOCURRENCY ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CRYPTOCURRENCY ASSETS
Beginning balance	$ 9,581	$ 7,625	$ 7,625
Cryptocurrencies mined from mining business	4,587		17,092
Deposits received from customers of mining data center		442	442
Deposits returned to customers of mining data center			(1,194)
Payment of service expense and long-lived assets	(60)		(148)
Disposal of cryptocurrency assets	(17,491)		(32,995)
Utility fee received from customers of mining data center	7,153		11,480
Cryptocurrencies purchased using fiat currency	1,312		2,258
Cryptocurrencies collected from derivative contracts	1,731		23,109
Cryptocurrencies paid to derivative contracts	(842)		(22,265)
Changes in fair value of cryptocurrency assets	(2,294)	1,974	3,203
Changes in fair value of payables settled by cryptocurrency assets	6		37
Cryptocurrencies collected from short-term investments		2,452	5,506
Cryptocurrencies paid to short-term investments			(5,350)
Cryptocurrency transferred from discontinued operation to continuing operations			3,064
Cryptocurrencies received in connection with the disposal of discontinued operation	1,000		1,000
Cryptocurrencies paid in connection with asset acquisition			(2,265)
Cryptocurrencies received from disposal of property and equipment			42
Advances received from customer for hash calculation rental services			1,057
Cryptocurrencies paid to purchase mining machines			(2,752)
Cryptocurrencies paid to settle hosting arrangement	(38)		(229)
Cryptocurrencies received from disposal of long-term investment	190
Cryptocurrency loss from online scam	(1,266)
Others	36		10
Ending balance of cryptocurrency assets, net	$ 3,605		9,581
CRYPTOCURRENCY ASSETS | ASU 2023-08 | Cumulative-effect
CRYPTOCURRENCY ASSETS
Beginning balance		$ 854	$ 854